Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Cash and cash equivalents
Cash		$ 2,360,422		$ 2,916,936	$ 1,456,207
Total cash and cash equivalents	$ 148,619	2,958,804	$ 172,280	3,429,873	2,958,902	$ 2,333,007
Bank notes
Cash and cash equivalents
Cash equivalents		$ 598,382		512,027	630,537
Commercial paper
Cash and cash equivalents
Cash equivalents					217,074
Money market investment funds
Cash and cash equivalents
Cash equivalents				$ 910	$ 655,084